Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment $ / ¥	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2021 USD ($)	May 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies
Land use right, term	35 years	35 years
Wealth management products	¥ 5,159,098,986		¥ 5,408,132,272		$ 747,999,041
Marketable equity securities	219,206,449		406,294,844		31,781,948
Negotiable certificate of deposit			112,173,645
Derivative Asset, Notional Amount	834,038,316		619,332,499		120,924,189
Unrealized gain on comprehensive income/(loss)	163,128,402	$ 23,651,395	17,375,517
Derivative, Collateral, Right to Reclaim Cash	834,038,316		619,332,499		120,924,189
Contract assets	0		27,996,290		0
Allowance for contract assets, net	0		31,168		0
Account receivables	0		204,791,835		0
Allowance for account receivables, net	8,208,679		45,217,416		1,190,146
Remaining unsatisfied performance obligations pertaining to post-origination services	0		1,751,348		$ 0
Defined contribution plan expensed incurred	29,871,441	4,330,952	79,010,301	¥ 30,138,113
Advertising costs	207,905,890	30,143,521	19,047,468	153,327,392
Government grants	19,472,671	2,823,272	76,912,252
VAT incurred	¥ 80,085,288	$ 11,611,275	¥ 104,938,590	¥ 201,297,527
Number of reportable segments | segment	1	1		2
Exchange rate | $ / ¥	6.8972				6.8972
Deposits in the licensed banks							¥ 500,000
Concentration of credit risk | Funding partners and banks | Customer
Summary Of Significant Accounting Policies
Concentration risk, percentage	12.02%	12.02%	27.00%
Lender concentration risk
Summary Of Significant Accounting Policies
Principal amount of convertible debt	¥ 1,329,000,000		¥ 2,349,000,000		$ 193,000,000	$ 369,000,000
Number of borrower represents 10% or more | item			2
Xiamen Youdun Technology Co. Ltd
Summary Of Significant Accounting Policies
Applicable tax rate	3.00%	3.00%
Computer software
Summary Of Significant Accounting Policies
Research and development costs capitalized	¥ 0
Minimum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	1	1
Minimum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P10Y	P10Y
Maximum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	13.00%	13.00%
Swap
Summary Of Significant Accounting Policies
Derivative, Collateral, Right to Reclaim Cash	¥ 834,038,316		¥ 619,332,499		120,924,189
CITIC | Concentration of credit risk | Funding partners and banks
Summary Of Significant Accounting Policies
Concentration risk, percentage	12.24%	12.24%
CITIC | Lender concentration risk
Summary Of Significant Accounting Policies
Principal amount of convertible debt	¥ 1,354,000,000				$ 196,000,000
CITIC | Swap
Summary Of Significant Accounting Policies
Derivative collateral right to reclaim prepaid cash	¥ 676,742,849	$ 98,118,490	10,405,181
CITIC | LIBOR interest rate
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.80%				2.80%
CITIC | SOFR
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.00%				2.00%
Installment credit services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	¥ 18,316,858	2,655,695	37,028,082	¥ (32,908,294)
Revenue from post origination services and other	492,215	71,364	2,502,967	164,541,390
Transaction services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	110,912,689	16,080,828	131,475,605	(168,120,830)
Revenue from post origination services and other	¥ 2,877,700	$ 417,227	¥ 20,217,705	¥ 31,578,617